Stockholders' Equity - Schedule of Warrants to Purchase Shares of Company's Common Stock (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Class of Warrant or Right [Line Items]
Total warrants outstanding and exercisable, shares	22
February 2015 [Member]
Class of Warrant or Right [Line Items]
Warrants, Exercise Price Per Share | $ / shares	$ 133.2
Total warrants outstanding and exercisable, shares	1
Warrants Expiration Date	2020-02
March 2016 [Member]
Class of Warrant or Right [Line Items]
Warrants, Exercise Price Per Share | $ / shares	$ 32.5
Total warrants outstanding and exercisable, shares	21
Warrants Expiration Date	2021-03